Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or Loss [Abstract]
Revenue from contracts with customers	$ 3,633,422	$ 299,228	$ 292,359
Cost of sales	(3,594,146)
Gross Profit	39,276	299,228	292,359
Other income	10,256,740	1,343,062	6,062,519
Other losses	(351,646)	(1,226,108)	(257,251)
General and administrative expenses	(14,638,013)	(13,039,246)	(12,231,048)
Research and development expenses	(27,515,194)	(23,086,267)	(22,631,509)
Share-based payments expenses	(1,895,348)	(2,640,178)	(3,037,887)
Loss on movement in contingent consideration	(4,069,680)	(8,860,358)	(2,684,281)
Operating loss	(38,173,865)	(47,209,867)	(34,487,098)
Finance expenses	(65,300)	(642,888)	(86,091)
Loss before income tax	(38,239,165)	(47,852,755)	(34,573,189)
Income tax expense	(103,292)	(96,364)	(38,005)
Loss for the year	(38,342,457)	(47,949,119)	(34,611,194)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations	464,034	202,956	(728,250)
Total comprehensive loss for the year	(37,878,423)	(47,746,163)	(35,339,444)
Total comprehensive loss for the year is attributable to:
Owners of Radiopharm Theranostics Limited	(36,239,055)	(45,781,950)	(35,176,915)
Non-controlling interests	(1,639,368)	(1,964,213)	(162,529)
Total comprehensive loss for the year	$ (37,878,423)	$ (47,746,163)	$ (35,339,444)
Loss per share for loss attributable to the ordinary equity holders of the group:
Basic loss per share (in Dollars per share)	$ (1.76)	$ (12.41)	$ (11.32)
Diluted loss per share (in Dollars per share)	$ (1.76)	$ (12.41)	$ (11.32)